19. Related party transactions	12 Months Ended
Dec. 31, 2015
Related party transactions	Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2015, 2014 and 2013.
ZHEJIANG TIANLAN
Related party transactions

Amounts due from / (to) owners

The owners, from time to time, obtain business related advances and pay expenses on behalf of the Company. The amounts due to owners are unsecured, interest free and do not have clearly defined terms of repayment. There were no other transactions with related parties in the years 2015 and 2014 other than those disclosed in elsewhere in the financial statements.